Quarterly Holdings Report
for
Fidelity® High Income Central Fund
November 30, 2024
HICII-NPRT1-0125
1.861968.116
Alternative Funds - 2.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $30,853,062)	3,096,277	31,241,438

Asset-Backed Securities - 0.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Golub Capital Partners CLO 74 B Ltd Series 2024-74A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.8149% 7/25/2037 (d)(e)(f)	1,650,000	1,705,382
GRAND CAYMAN (UK OVERSEAS TER) - 0.7%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (d)(e)(f)	203,000	203,000
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	121,000	121,980
Kkr Clo 29 Ltd / Kkr Clo 29 LLC Series 2024-29A Class D2R, CME Term SOFR 3 month Index + 5.2%, 9.8559% 7/15/2037 (d)(e)(f)	2,000,000	2,042,328
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (d)(e)(f)	214,000	216,780
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.9223% 8/8/2032 (d)(e)(f)	2,000,000	2,006,040
Sandstone Peak III Ltd Series 2024-1A Class D2A, CME Term SOFR 3 month Index + 5.25%, 9.8759% 4/25/2037 (d)(e)(f)	1,000,000	999,847
Sixth Street CLO XXV Ltd Series 2024-25A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.8228% 7/24/2037 (d)(e)(f)	1,350,000	1,372,565
Sycamore Tree CLO Ltd / Sycamore Tree CLO LLC Series 2024-3A Class D2BR, 9.628% 4/20/2037 (d)	2,000,000	2,056,420
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		9,018,960
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (d)(e)(f)	543,000	549,132
TOTAL ASSET-BACKED SECURITIES (Cost $11,081,000)		11,273,474

Bank Loan Obligations - 6.4%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 12.1813% 9/13/2029 (e)(f)(g)(h)	144,373	144,084
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (e)(f)(h)	1,037,451	847,743
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (e)(f)(h)	1,510,238	1,514,013
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (e)(f)(h)	2,144,225	2,067,033
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 10/31/2031 (e)(f)(h)(i)	1,680,000	1,670,894
UNITED STATES - 6.0%
Communication Services - 0.1%
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (e)(f)(h)	814,328	695,575
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (h)	174,031	185,342
		880,917
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5726% 1/30/2031 (e)(f)(h)	423,938	428,973
TOTAL COMMUNICATION SERVICES		1,309,890

Consumer Discretionary - 1.0%
Broadline Retail - 0.4%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1711% 6/18/2029 (e)(f)(h)	4,331,616	3,798,827
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/5/2028 (e)(f)(h)	2,576,484	2,585,605
		6,384,432
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (e)(f)(h)	6,898,473	5,818,034
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5992% 5/15/2028 (e)(f)(h)	2,271,399	2,277,078
		8,095,112
TOTAL CONSUMER DISCRETIONARY		14,479,544

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (e)(f)(h)	717,063	718,855
Food Products - 0.2%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.4061% 8/2/2028 (e)(f)(h)	1,847,300	1,093,602
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (e)(f)(h)	985,231	966,147
		2,059,749
TOTAL CONSUMER STAPLES		2,778,604

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc 1LN, term loan 0% (f)(g)(h)(i)(j)	1,710,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(g)(h)(i)(j)	3,964,252	1
		1
Financials - 1.2%
Capital Markets - 0.0%
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6037% 9/5/2031 (e)(f)(h)	285,000	286,604
Financial Services - 0.7%
Cabazon Finance Authority term loan 13% 11/23/2026 (f)(g)(h)	3,742,266	2,307,855
Softbank Svf II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5%, 6% 12/31/2025 (e)(f)(g)(h)	7,646,640	7,646,641
		9,954,496
Insurance - 0.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (e)(f)(h)	209,637	209,855
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 8/19/2028 (e)(f)(h)	4,214,000	4,218,383
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (e)(f)(h)	645,137	649,672
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 5/6/2032 (e)(f)(h)	1,294,737	1,321,279
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (e)(f)(h)	428,315	430,726
		6,829,915
TOTAL FINANCIALS		17,071,015

Health Care - 0.4%
Health Care Providers & Services - 0.0%
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 11/1/2028 (e)(f)(h)	282,750	284,430
Health Care Technology - 0.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/15/2029 (e)(f)(h)	2,779,855	2,786,804
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	2,220,000	2,238,870
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6717% 5/1/2031 (e)(f)(h)	557,200	559,290
		5,584,964
TOTAL HEALTH CARE		5,869,394

Industrials - 2.0%
Air Freight & Logistics - 1.3%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.4226% 11/23/2028 (e)(f)(g)(h)	7,160,860	7,160,860
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.6726% 11/23/2029 (e)(f)(g)(h)	915,000	915,000
Echo Global Logistics Inc Tranche 2L 2LN, term loan CME Term SOFR 3 month Index + 8%, 12.6726% 11/23/2029 (e)(f)(g)(h)	9,743,000	9,743,000
		17,818,860
Building Products - 0.2%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 7/23/2031 (e)(f)(h)	2,513,636	2,529,347
Hobbs & Associates LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1.625% 7/23/2031 (e)(f)(h)(k)	251,364	252,934
		2,782,281
Commercial Services & Supplies - 0.3%
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (e)(f)(h)	5,451,975	4,957,917
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 3/25/2031 (e)(f)(h)	641,775	642,847
Professional Services - 0.2%
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 6/2/2028 (e)(f)(h)	3,077,127	3,057,402
TOTAL INDUSTRIALS		29,259,307

Information Technology - 0.9%
Software - 0.9%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 2/23/2032 (e)(f)(h)	25,000	25,697
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (e)(f)(h)	134,663	135,742
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (e)(f)(h)	305,000	304,238
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/15/2032 (e)(f)(h)(i)	890,000	894,450
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 12.1813% 9/13/2029 (e)(f)(g)(h)	6,181,773	6,169,409
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (e)(f)(h)(i)	730,000	732,738
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (e)(f)(h)	4,726,855	4,757,201
		13,019,475
Materials - 0.2%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (e)(f)(h)	2,810,271	2,823,929
TOTAL UNITED STATES		86,611,159
TOTAL BANK LOAN OBLIGATIONS (Cost $97,298,774)		92,854,926

Common Stocks - 3.1%
	Shares	Value ($)
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	28,000	184,800
Studio City International Holdings Ltd ADR (d)(l)	25,434	167,864

TOTAL HONG KONG		352,664
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Intelsat SA/Luxembourg (g)	61,616	2,130,065
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (g)	261	660,077
TOTAL LUXEMBOURG		2,790,142
UNITED STATES - 2.9%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (l)(m)	8,204	18,787
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
UC Holdings Inc (g)(l)	32,168	11,259
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC / New Cotai Capital Corp (b)(g)(l)	1,330,466	1,037,763
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(g)(l)	228,430	1,228,953
Southeastern Grocers Inc rights (g)(l)	687,397	304,510
		1,533,463
Energy - 2.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (g)(l)	72,087	7
Noble Corp PLC warrants 2/4/2028 (l)	27,051	405,766
Noble Corp PLC warrants 2/4/2028 (l)	27,051	314,897
Superior Energy Services Inc Class A (g)	15,005	964,372
Tidewater Inc warrants 11/14/2042 (l)	8,251	469,369
		2,154,411
Oil, Gas & Consumable Fuels - 2.1%
California Resources Corp	80,974	4,790,422
EP Energy Corp (g)(l)	218,900	282,381
Expand Energy Corp (m)	64,281	6,361,248
Mesquite Energy Inc (g)(l)	214,437	17,686,739
Tribune Resources Inc (g)	182,155	107,471
		29,228,261
TOTAL ENERGY		31,382,672

Utilities - 0.5%
Electric Utilities - 0.5%
PG&E Corp	350,590	7,583,262
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (g)(l)	2,832	636
TOTAL UTILITIES		7,583,898

TOTAL UNITED STATES		41,567,842
TOTAL COMMON STOCKS (Cost $26,038,429)		44,710,648

Convertible Corporate Bonds - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,691,690	7,436,141
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
New Cotai LLC 5% 2/24/2027 (g)	1,716,270	3,386,028
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (d)	40,000	48,662
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	2,949,000	1,273,968
TOTAL UNITED STATES		12,144,799
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,450,991)		12,144,799

Non-Convertible Corporate Bonds - 81.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)	1,615,000	1,480,177
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (d)	2,755,000	2,737,869
Mineral Resources Ltd 8% 11/1/2027 (d)	2,835,000	2,889,530
Mineral Resources Ltd 8.5% 5/1/2030 (d)	680,000	694,887

TOTAL AUSTRALIA		7,802,463
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	1,745,000	1,714,406
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ERO Copper Corp 6.5% 2/15/2030 (d)	8,865,000	8,720,944
CANADA - 2.9%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	7,635,000	6,933,677
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
MEG Energy Corp 5.875% 2/1/2029 (d)	4,235,000	4,192,913
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)	1,023,000	1,022,437
Industrials - 0.9%
Aerospace & Defense - 0.6%
Bombardier Inc 6% 2/15/2028 (d)	1,450,000	1,448,259
Bombardier Inc 7% 6/1/2032 (d)	1,395,000	1,423,495
Bombardier Inc 7.25% 7/1/2031 (d)	1,920,000	1,983,178
Bombardier Inc 7.875% 4/15/2027 (d)	3,053,000	3,061,143
		7,916,075
Commercial Services & Supplies - 0.2%
Garda World Security Corp 8.25% 8/1/2032 (d)	2,495,000	2,542,091
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (d)	2,110,000	2,058,497
Information Technology - 0.5%
Software - 0.5%
Open Text Corp 3.875% 12/1/2029 (d)	2,200,000	2,006,813
Open Text Holdings Inc 4.125% 12/1/2031 (d)	2,200,000	1,969,989
Open Text Holdings Inc 4.125% 2/15/2030 (d)	3,095,000	2,852,051
		6,828,853
Materials - 0.7%
Chemicals - 0.4%
NOVA Chemicals Corp 4.25% 5/15/2029 (d)	2,650,000	2,455,522
NOVA Chemicals Corp 7% 12/1/2031 (d)	1,255,000	1,282,520
NOVA Chemicals Corp 9% 2/15/2030 (d)	2,100,000	2,272,112
		6,010,154
Metals & Mining - 0.3%
Hudbay Minerals Inc 6.125% 4/1/2029 (d)	4,755,000	4,796,948
TOTAL MATERIALS		10,807,102

TOTAL CANADA		42,301,645
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	3,172,000	1,611,059
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	1,770,000	1,681,500
FRANCE - 1.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 5.125% 1/15/2029 (d)	2,270,000	1,717,518
Altice France SA 5.125% 7/15/2029 (d)	3,530,000	2,690,128
Altice France SA 5.5% 1/15/2028 (d)	5,390,000	4,180,393
Iliad Holding SASU 7% 4/15/2032 (d)(n)	1,865,000	1,885,114
Iliad Holding SASU 8.5% 4/15/2031 (d)	2,155,000	2,294,417
		12,767,570
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)	1,300,000	1,358,660
TOTAL FRANCE		14,126,230
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Tullow Oil PLC 10.25% 5/15/2026 (d)	4,650,000	4,173,375
HONG KONG - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (d)	3,695,000	3,489,150
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
CA Magnum Holdings 5.375% 10/31/2026 (d)	770,000	751,713
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	1,690,000	1,724,741
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	7,000	6,914
TOTAL IRELAND		1,731,655
LUXEMBOURG - 0.7%
Communication Services - 0.7%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (d)	4,605,000	3,488,416
Altice France Holding SA 10.5% 5/15/2027 (d)	4,240,000	1,214,044
		4,702,460
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)	4,985,000	4,632,903
TOTAL COMMUNICATION SERVICES		9,335,363

Materials - 0.0%
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (d)(f)	2,525,000	523,937
TOTAL LUXEMBOURG		9,859,300
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (d)	2,155,000	2,091,023
NETHERLANDS - 0.6%
Communication Services - 0.6%
Media - 0.6%
VZ Secured Financing BV 5% 1/15/2032 (d)	6,990,000	6,246,547
Ziggo Bond Co BV 5.125% 2/28/2030 (d)	1,155,000	1,043,704
Ziggo BV 4.875% 1/15/2030 (d)	1,730,000	1,597,890

TOTAL NETHERLANDS		8,888,141
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (d)(n)	1,465,000	1,501,847
PANAMA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	2,310,000	2,310,300
Wireless Telecommunication Services - 0.4%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)	6,000,000	5,952,156
TOTAL PANAMA		8,262,456
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	2,520,000	2,068,522
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	4,724,000	4,299,053

TOTAL PUERTO RICO		6,367,575
SPAIN - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)	1,235,000	1,168,015
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	4,250,000	3,749,178
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	2,105,000	2,112,382
TOTAL SWITZERLAND		5,861,560
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)	1,825,000	1,684,245
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	440,000	454,993
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	675,000	700,776
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)	2,010,000	2,112,285
		3,268,054
Automobiles - 0.5%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	6,035,000	5,839,550
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
eG Global Finance PLC 12% 11/30/2028 (d)	2,975,000	3,334,948
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	2,105,000	2,107,388
TOTAL UNITED KINGDOM		16,234,185
UNITED STATES - 70.6%
Communication Services - 11.1%
Diversified Telecommunication Services - 1.5%
Consolidated Communications Inc 5% 10/1/2028 (d)	1,320,000	1,239,544
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	2,480,000	2,454,891
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,475	616,379
Frontier Communications Holdings LLC 6% 1/15/2030 (d)	3,035,000	3,049,355
Level 3 Financing Inc 4% 4/15/2031 (d)	3,850,000	3,051,125
Level 3 Financing Inc 4.5% 4/1/2030 (d)	3,420,000	2,858,978
Lumen Technologies Inc 4.125% 4/15/2029 (d)	1,787,950	1,615,860
Lumen Technologies Inc 4.125% 4/15/2030 (d)	1,788,130	1,577,889
Zayo Group Holdings Inc 4% 3/1/2027 (d)(m)	3,835,000	3,616,238
Zayo Group Holdings Inc 6.125% 3/1/2028 (d)	2,115,000	1,951,088
		22,031,347
Entertainment - 0.6%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (d)	7,650,000	3,366,000
ROBLOX Corp 3.875% 5/1/2030 (d)(m)	6,155,000	5,594,259
		8,960,259
Media - 9.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)	3,730,000	3,110,048
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)	4,415,000	3,829,362
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)	5,200,000	4,831,859
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)	2,590,000	2,292,311
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)	1,370,000	1,261,808
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)	4,440,000	4,596,843
CSC Holdings LLC 3.375% 2/15/2031 (d)	3,305,000	2,396,778
CSC Holdings LLC 4.125% 12/1/2030 (d)	2,590,000	1,945,519
CSC Holdings LLC 4.5% 11/15/2031 (d)	2,175,000	1,632,434
CSC Holdings LLC 4.625% 12/1/2030 (d)	5,895,000	3,293,285
CSC Holdings LLC 5% 11/15/2031 (d)	2,290,000	1,263,810
CSC Holdings LLC 5.75% 1/15/2030 (d)	3,690,000	2,206,396
CSC Holdings LLC 7.5% 4/1/2028 (d)	4,545,000	3,285,121
Diamond Sports Group LLC / Diamond Sports Finance Co 5.375% (d)(j)	2,515,000	12,449
DISH DBS Corp 5.125% 6/1/2029	1,010,000	668,890
EchoStar Corp 10.75% 11/30/2029	45,721,531	49,460,448
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (f)	7,780,530	7,025,749
Gray Television Inc 5.375% 11/15/2031 (d)	2,970,000	1,768,466
Lamar Media Corp 4.875% 1/15/2029	1,980,000	1,927,156
Nexstar Media Inc 5.625% 7/15/2027 (d)	2,755,000	2,715,022
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (d)	2,820,000	2,426,966
Radiate Holdco LLC / Radiate Finance Inc 6.5% 9/15/2028 (d)	2,845,000	1,881,834
Scripps Escrow II Inc 3.875% 1/15/2029 (d)	2,170,000	1,555,501
Scripps Escrow II Inc 5.375% 1/15/2031 (d)	1,130,000	580,773
Scripps Escrow Inc 5.875% 7/15/2027 (d)	1,780,000	1,358,354
Sirius XM Radio Inc 4.125% 7/1/2030 (d)	2,155,000	1,944,326
Sirius XM Radio Inc 5% 8/1/2027 (d)	4,295,000	4,220,675
Univision Communications Inc 6.625% 6/1/2027 (d)	5,150,000	5,131,629
Univision Communications Inc 7.375% 6/30/2030 (d)	3,455,000	3,330,774
Univision Communications Inc 8.5% 7/31/2031 (d)	6,280,000	6,229,993
		128,184,579
TOTAL COMMUNICATION SERVICES		159,176,185

Consumer Discretionary - 9.2%
Automobile Components - 0.6%
Hertz Corp/The 4.625% 12/1/2026 (d)	1,680,000	1,453,544
Hertz Corp/The 5% 12/1/2029 (d)	2,190,000	1,512,226
Hertz Corp/The 5.5% (d)(g)(j)	3,155,000	197,188
Hertz Corp/The 6% (d)(g)(j)	3,900,000	663,000
Hertz Corp/The 6.25% (g)(j)	2,880,000	165,599
Hertz Corp/The 7.125% (d)(g)(j)	3,980,000	815,900
Nesco Holdings II Inc 5.5% 4/15/2029 (d)(m)	1,770,000	1,683,688
Patrick Industries Inc 6.375% 11/1/2032 (d)	2,715,000	2,686,001
		9,177,146
Broadline Retail - 0.6%
CMG Media Corp 8.875% 6/18/2029 (d)	6,280,000	4,340,108
Macy's Retail Holdings LLC 6.125% 3/15/2032 (d)	1,065,000	1,017,609
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	1,515,000	1,371,175
Wayfair LLC 7.25% 10/31/2029 (d)(m)	1,370,000	1,388,348
		8,117,240
Diversified Consumer Services - 0.5%
Service Corp International/US 5.125% 6/1/2029 (m)	1,845,000	1,815,339
TKC Holdings Inc 10.5% 5/15/2029 (d)	4,209,000	4,303,509
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)	1,640,000	1,638,046
		7,756,894
Hotels, Restaurants & Leisure - 5.0%
Caesars Entertainment Inc 4.625% 10/15/2029 (d)(m)	2,860,000	2,692,077
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	3,790,000	3,866,089
Caesars Entertainment Inc 8.125% 7/1/2027 (d)	2,109,000	2,148,957
Carnival Corp 5.75% 3/1/2027 (d)	5,135,000	5,156,623
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (d)	5,095,000	5,468,582
CEC Entertainment LLC 6.75% 5/1/2026 (d)	2,250,000	2,243,019
Churchill Downs Inc 5.75% 4/1/2030 (d)	4,380,000	4,348,209
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (d)	2,925,000	2,748,156
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (d)	1,410,000	1,320,941
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	1,470,000	1,296,105
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	1,650,000	1,536,957
Hilton Domestic Operating Co Inc 5.375% 5/1/2025 (d)(m)	3,525,000	3,508,121
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	2,090,000	2,093,071
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)	1,250,000	1,262,338
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	1,245,000	1,217,878
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (d)	1,325,000	1,306,943
Light & Wonder International Inc 7.5% 9/1/2031 (d)	1,075,000	1,119,314
Lindblad Expeditions LLC 6.75% 2/15/2027 (d)	2,120,000	2,126,639
NCL Corp Ltd 5.875% 3/15/2026 (d)	735,000	734,959
NCL Corp Ltd 7.75% 2/15/2029 (d)	2,575,000	2,747,156
NCL Finance Ltd 6.125% 3/15/2028 (d)	910,000	921,081
Papa John's International Inc 3.875% 9/15/2029 (d)(m)	870,000	793,443
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)	4,375,000	4,320,264
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	4,100,000	4,151,529
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	1,805,000	1,844,071
Station Casinos LLC 4.625% 12/1/2031 (d)	3,685,000	3,330,078
Station Casinos LLC 6.625% 3/15/2032 (d)	4,450,000	4,461,290
Viking Cruises Ltd 9.125% 7/15/2031 (d)	895,000	968,846
Yum! Brands Inc 4.625% 1/31/2032	2,585,000	2,431,103
		72,163,839
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)	1,380,000	1,289,362
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (d)	40,000	40,259
LGI Homes Inc 7% 11/15/2032 (d)	2,545,000	2,567,854
Newell Brands Inc 6.375% 5/15/2030	1,565,000	1,594,119
Newell Brands Inc 6.625% 5/15/2032	1,200,000	1,221,066
Tri Pointe Homes Inc 5.7% 6/15/2028	795,000	797,686
		7,510,346
Leisure Products - 0.0%
Mattel Inc 3.375% 4/1/2026 (d)	745,000	725,885
Specialty Retail - 2.0%
Asbury Automotive Group Inc 4.5% 3/1/2028 (m)	681,000	661,989
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(m)	1,520,000	1,443,130
Asbury Automotive Group Inc 4.75% 3/1/2030 (m)	680,000	644,669
Asbury Automotive Group Inc 5% 2/15/2032 (d)(m)	1,520,000	1,414,098
Bath & Body Works Inc 6.625% 10/1/2030 (d)(m)	5,045,000	5,165,713
Carvana Co 12% 12/1/2028 pay-in-kind (d)(f)	336,501	358,418
Carvana Co 13% 6/1/2030 pay-in-kind (d)(f)	508,760	559,021
Carvana Co 14% 6/1/2031 pay-in-kind (d)(f)	607,820	727,242
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	1,275,000	1,289,387
Hudson Automotive Group 8% 5/15/2032 (d)	825,000	865,529
LBM Acquisition LLC 6.25% 1/15/2029 (d)	2,455,000	2,296,930
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)	3,665,000	3,459,599
Michaels Cos Inc/The 5.25% 5/1/2028 (d)	1,320,000	957,173
Michaels Cos Inc/The 7.875% 5/1/2029 (d)	1,235,000	661,084
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (m)	3,070,000	3,134,896
Staples Inc 10.75% 9/1/2029 (d)	1,400,000	1,380,304
Victoria's Secret & Co 4.625% 7/15/2029 (d)(m)	1,665,000	1,505,847
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	1,675,000	1,733,627
		28,258,656
TOTAL CONSUMER DISCRETIONARY		133,710,006

Consumer Staples - 3.6%
Beverages - 0.3%
Triton Water Holdings 6.25% 4/1/2029 (d)	4,345,000	4,322,037
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,655,000	1,529,284
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	6,890,000	6,635,904
C&S Group Enterprises LLC 5% 12/15/2028 (d)	1,905,000	1,564,570
Performance Food Group Inc 4.25% 8/1/2029 (d)	1,350,000	1,269,337
Performance Food Group Inc 5.5% 10/15/2027 (d)	5,775,000	5,742,546
Performance Food Group Inc 6.125% 9/15/2032 (d)	2,725,000	2,749,165
US Foods Inc 4.625% 6/1/2030 (d)(m)	1,110,000	1,057,380
US Foods Inc 4.75% 2/15/2029 (d)	3,100,000	2,991,052
US Foods Inc 6.875% 9/15/2028 (d)	2,795,000	2,887,979
US Foods Inc 7.25% 1/15/2032 (d)	1,550,000	1,617,912
		28,045,129
Food Products - 1.2%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (d)(f)	1,075,000	1,135,504
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)	1,465,000	1,419,704
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)	2,700,000	2,842,090
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	1,215,000	1,274,393
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	785,000	828,032
Kraft Heinz Foods Co 5.5% 6/1/2050 (m)	855,000	843,327
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	2,290,000	2,132,626
Post Holdings Inc 4.625% 4/15/2030 (d)	625,000	586,042
Post Holdings Inc 6.25% 10/15/2034 (d)(m)	1,265,000	1,250,052
Post Holdings Inc 6.25% 2/15/2032 (d)(m)	3,715,000	3,753,548
TreeHouse Foods Inc 4% 9/1/2028	860,000	778,115
		16,843,433
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (m)	1,675,000	1,544,865
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (d)(m)	845,000	877,632
TOTAL CONSUMER STAPLES		51,633,096

Energy - 7.9%
Energy Equipment & Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)(m)	2,475,000	2,484,183
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (d)	252,000	253,128
KLX Energy Services Holdings Inc 11.5% 11/1/2025 (d)	2,685,000	2,637,389
Transocean Inc 8.25% 5/15/2029 (d)	1,405,000	1,417,875
Transocean Inc 8.5% 5/15/2031 (d)	1,405,000	1,424,828
		8,217,403
Oil, Gas & Consumable Fuels - 7.4%
Alpha Natural Resources Inc 9.75% (g)(j)	1,099,000	0
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)	2,120,000	2,198,130
California Resources Corp 8.25% 6/15/2029 (d)	3,220,000	3,304,521
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	2,610,000	2,623,023
CITGO Petroleum Corp 7% 6/15/2025 (d)	3,180,000	3,183,902
CNX Resources Corp 6% 1/15/2029 (d)(m)	1,185,000	1,185,488
CNX Resources Corp 7.25% 3/1/2032 (d)	1,885,000	1,956,451
CNX Resources Corp 7.375% 1/15/2031 (d)	1,685,000	1,748,184
Comstock Resources Inc 5.875% 1/15/2030 (d)	1,595,000	1,503,931
Comstock Resources Inc 6.75% 3/1/2029 (d)(m)	3,485,000	3,436,100
Comstock Resources Inc 6.75% 3/1/2029 (d)	2,110,000	2,069,261
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)(m)	7,280,000	7,017,649
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)	830,000	841,788
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	1,520,000	1,528,022
DT Midstream Inc 4.125% 6/15/2029 (d)(m)	2,545,000	2,417,475
DT Midstream Inc 4.375% 6/15/2031 (d)	2,545,000	2,367,212
EnLink Midstream LLC 5.625% 1/15/2028 (d)	1,060,000	1,078,274
EnLink Midstream LLC 6.5% 9/1/2030 (d)	2,150,000	2,285,322
Eqt Corp 3.625% 5/15/2031 (d)	1,720,000	1,566,949
Expand Energy Corp 4.75% 2/1/2032	2,135,000	2,031,759
Expand Energy Corp 5.375% 2/1/2029	1,625,000	1,617,349
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	820,000	860,649
Harvest Midstream I LP 7.5% 9/1/2028 (d)	5,565,000	5,693,042
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	1,560,000	1,466,831
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	2,905,000	2,849,005
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	920,000	903,657
Hess Midstream Operations LP 5.625% 2/15/2026 (d)	6,900,000	6,891,357
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	3,035,000	3,128,003
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)	4,655,000	4,670,885
Murphy Oil USA Inc 3.75% 2/15/2031 (d)(m)	3,025,000	2,707,201
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	3,455,000	3,531,950
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)(m)	1,840,000	1,935,544
Occidental Petroleum Corp 4.3% 8/15/2039	880,000	734,109
Occidental Petroleum Corp 4.4% 4/15/2046	1,750,000	1,369,227
Occidental Petroleum Corp 4.5% 7/15/2044	815,000	639,435
Occidental Petroleum Corp 6.6% 3/15/2046	2,590,000	2,727,910
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (m)	2,320,000	2,295,498
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	2,740,000	2,812,368
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	2,610,000	2,596,936
Permian Resources Operating LLC 6.25% 2/1/2033 (d)(m)	3,665,000	3,692,444
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	2,280,000	2,175,083
Sunoco LP 7.25% 5/1/2032 (d)(m)	1,515,000	1,585,221
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	2,370,000	2,243,252
Venture Global Calcasieu 3.875% 8/15/2029 (d)	2,220,000	2,062,153
Viper Energy Inc 5.375% 11/1/2027 (d)	1,105,000	1,095,950
		106,628,500
TOTAL ENERGY		114,845,903

Financials - 8.3%
Capital Markets - 1.9%
Aretec Group Inc 10% 8/15/2030 (d)(m)	4,615,000	5,108,183
AssuredPartners Inc 5.625% 1/15/2029 (d)	1,445,000	1,372,473
Coinbase Global Inc 3.625% 10/1/2031 (d)(m)	6,085,000	5,282,273
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	2,790,000	2,816,088
Hightower Holding LLC 6.75% 4/15/2029 (d)	970,000	969,861
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	1,935,000	1,942,826
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)	2,805,000	2,918,944
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	4,490,000	4,517,901
MSCI Inc 4% 11/15/2029 (d)(m)	2,265,000	2,155,833
		27,084,382
Consumer Finance - 1.0%
Ally Financial Inc 5.8% 5/1/2025	20,000	20,038
Ally Financial Inc 8% 11/1/2031	3,758,000	4,223,424
Ally Financial Inc 8% 11/1/2031	2,573,000	2,889,802
Ford Motor Credit Co LLC 3.625% 6/17/2031 (m)	2,480,000	2,189,868
OneMain Finance Corp 7.125% 11/15/2031 (m)	1,380,000	1,421,514
OneMain Finance Corp 7.125% 3/15/2026	3,460,000	3,534,726
		14,279,372
Financial Services - 3.0%
Block Inc 2.75% 6/1/2026	2,555,000	2,467,520
Block Inc 3.5% 6/1/2031	2,555,000	2,295,368
Block Inc 6.5% 5/15/2032 (d)	3,495,000	3,585,782
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	6,510,000	6,875,452
GN Bondco LLC 9.5% 10/15/2031 (d)(m)	2,995,000	3,187,552
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	825,000	846,108
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,970,000	5,738,990
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	2,895,000	2,873,680
NCR Atleos Corp 9.5% 4/1/2029 (d)	3,180,000	3,479,909
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (d)	4,655,000	4,655,831
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (d)	6,380,000	6,430,057
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	1,395,000	1,456,492
		43,892,741
Insurance - 2.3%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	2,255,000	2,160,368
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	2,105,000	2,144,793
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	3,020,000	3,143,035
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	3,030,000	2,913,515
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)	1,395,000	1,395,038
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	9,895,000	9,857,797
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)	1,105,000	1,111,658
AmWINS Group Inc 4.875% 6/30/2029 (d)	1,400,000	1,325,878
HUB International Ltd 7.25% 6/15/2030 (d)	6,190,000	6,420,981
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	2,220,000	2,274,019
Ryan Specialty LLC 5.875% 8/1/2032 (d)	910,000	909,464
		33,656,546
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 4.75% 3/15/2025	1,210,000	1,210,376
TOTAL FINANCIALS		120,123,417

Health Care - 6.7%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	1,470,000	1,183,397
Health Care Equipment & Supplies - 0.7%
Avantor Funding Inc 3.875% 11/1/2029 (d)(m)	2,290,000	2,126,503
Avantor Funding Inc 4.625% 7/15/2028 (d)	1,915,000	1,850,168
Hologic Inc 3.25% 2/15/2029 (d)	2,525,000	2,321,118
Medline Borrower LP 3.875% 4/1/2029 (d)	2,005,000	1,879,740
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	2,105,000	2,144,085
		10,321,614
Health Care Providers & Services - 4.6%
AHP Health Partners Inc 5.75% 7/15/2029 (d)	2,665,000	2,587,141
Centene Corp 3.375% 2/15/2030	2,690,000	2,422,813
Centene Corp 4.625% 12/15/2029 (m)	1,825,000	1,749,772
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)	2,785,000	2,898,099
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	11,675,000	9,479,025
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	4,900,000	4,182,517
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	5,840,000	4,322,929
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	2,815,000	2,268,253
DaVita Inc 3.75% 2/15/2031 (d)(m)	2,495,000	2,206,712
DaVita Inc 4.625% 6/1/2030 (d)	2,580,000	2,416,638
DaVita Inc 6.875% 9/1/2032 (d)	1,385,000	1,430,501
Encompass Health Corp 5.75% 9/15/2025 (m)	1,378,000	1,373,073
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	1,395,000	1,425,010
HealthEquity Inc 4.5% 10/1/2029 (d)	1,005,000	952,213
Molina Healthcare Inc 3.875% 5/15/2032 (d)(m)	3,315,000	2,933,594
Molina Healthcare Inc 6.25% 1/15/2033 (d)	2,125,000	2,143,035
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (d)(f)	2,079,874	2,069,475
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	2,950,000	3,032,399
Tenet Healthcare Corp 4.375% 1/15/2030	6,565,000	6,150,703
Tenet Healthcare Corp 6.125% 10/1/2028 (m)	7,085,000	7,101,766
Tenet Healthcare Corp 6.125% 6/15/2030	3,680,000	3,698,831
Tenet Healthcare Corp 6.875% 11/15/2031	330,000	348,474
		67,192,973
Health Care Technology - 0.4%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)	3,570,000	3,417,217
IQVIA Inc 6.5% 5/15/2030 (d)(m)	1,875,000	1,924,742
		5,341,959
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	740,000	685,513
Charles River Laboratories International Inc 4% 3/15/2031 (d)	2,080,000	1,881,361
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	735,000	705,470
		3,272,344
Pharmaceuticals - 0.7%
Endo Finance Holdings Inc 8.5% 4/15/2031 (d)(m)	2,040,000	2,171,429
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,980,000	1,880,591
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	3,005,000	2,847,950
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(m)	2,995,000	2,741,619
		9,641,589
TOTAL HEALTH CARE		96,953,876

Industrials - 9.9%
Aerospace & Defense - 1.9%
AAR Escrow Issuer LLC 6.75% 3/15/2029 (d)	2,285,000	2,339,211
Moog Inc 4.25% 12/15/2027 (d)	735,000	707,174
TransDigm Inc 5.5% 11/15/2027	10,450,000	10,345,501
TransDigm Inc 6% 1/15/2033 (d)	1,395,000	1,394,867
TransDigm Inc 6.375% 3/1/2029 (d)	5,680,000	5,772,564
TransDigm Inc 6.625% 3/1/2032 (d)(m)	2,160,000	2,212,464
TransDigm Inc 6.875% 12/15/2030 (d)	4,905,000	5,052,570
		27,824,351
Building Products - 1.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	505,000	496,959
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	2,270,000	2,288,262
Builders FirstSource Inc 6.375% 3/1/2034 (d)(m)	4,935,000	5,029,509
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	5,505,000	5,565,837
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)	1,590,000	1,630,698
Masterbrand Inc 7% 7/15/2032 (d)	1,055,000	1,081,918
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	1,065,000	1,084,143
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)	590,000	566,317
		17,743,643
Commercial Services & Supplies - 2.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	1,050,000	963,592
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	4,105,000	4,203,499
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	1,328,000	1,251,479
Artera Services LLC 8.5% 2/15/2031 (d)	2,765,000	2,747,468
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	3,910,000	4,148,171
Brink's Co/The 6.5% 6/15/2029 (d)(m)	2,605,000	2,656,115
Brink's Co/The 6.75% 6/15/2032 (d)(m)	2,725,000	2,780,942
CoreCivic Inc 8.25% 4/15/2029	2,225,000	2,362,961
GEO Group Inc/The 10.25% 4/15/2031	1,920,000	2,101,820
GEO Group Inc/The 8.625% 4/15/2029	1,310,000	1,385,611
Madison IAQ LLC 4.125% 6/30/2028 (d)	1,795,000	1,717,632
Madison IAQ LLC 5.875% 6/30/2029 (d)	2,775,000	2,650,062
OPENLANE Inc 5.125% 6/1/2025 (d)	96,000	95,690
Reworld Holding Corp 4.875% 12/1/2029 (d)	1,355,000	1,278,876
		30,343,918
Construction & Engineering - 0.5%
Arcosa Inc 4.375% 4/15/2029 (d)	1,425,000	1,350,646
Pike Corp 5.5% 9/1/2028 (d)	5,310,000	5,196,317
		6,546,963
Electrical Equipment - 0.8%
Graftech Global Enterprises Inc 9.875% 12/15/2028 (d)	1,850,000	1,688,611
Sensata Technologies BV 4% 4/15/2029 (d)	2,480,000	2,312,739
Vertiv Group Corp 4.125% 11/15/2028 (d)(m)	3,055,000	2,909,409
WESCO Distribution Inc 6.625% 3/15/2032 (d)(m)	4,935,000	5,092,254
		12,003,013
Ground Transportation - 1.8%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)	1,470,000	1,395,019
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	4,225,000	4,248,250
Uber Technologies Inc 4.5% 8/15/2029 (d)(m)	17,310,000	16,871,872
Uber Technologies Inc 6.25% 1/15/2028 (d)	2,145,000	2,166,433
Uber Technologies Inc 7.5% 9/15/2027 (d)	1,507,000	1,537,171
		26,218,745
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (d)(m)	1,545,000	1,538,746
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)	4,225,000	3,284,938
United Airlines Inc 4.625% 4/15/2029 (d)	1,650,000	1,585,756
		6,409,440
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	1,585,000	1,628,203
Corelogic Inc 4.5% 5/1/2028 (d)	4,175,000	3,890,823
		5,519,026
Trading Companies & Distributors - 0.7%
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)(m)	2,085,000	2,059,453
Fortress Transportation and Infrastructure Investors LLC 7% 5/1/2031 (d)	2,815,000	2,917,619
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)	2,000,000	2,065,790
United Rentals North America Inc 6.125% 3/15/2034 (d)	3,705,000	3,760,245
		10,803,107
TOTAL INDUSTRIALS		143,412,206

Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (d)(m)	1,385,000	1,336,016
Lightning Power LLC 7.25% 8/15/2032 (d)	1,260,000	1,313,458
Sensata Technologies Inc 6.625% 7/15/2032 (d)(m)	1,495,000	1,525,354
TTM Technologies Inc 4% 3/1/2029 (d)	2,215,000	2,070,494
		6,245,322
IT Services - 1.0%
ASGN Inc 4.625% 5/15/2028 (d)	5,875,000	5,624,978
Camelot Finance SA 4.5% 11/1/2026 (d)	2,285,000	2,232,830
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	2,235,000	2,213,122
Sabre GLBL Inc 10.75% 11/15/2029 (d)	977,000	985,305
Sabre GLBL Inc 8.625% 6/1/2027 (d)	2,163,000	2,137,839
		13,194,074
Semiconductors & Semiconductor Equipment - 0.2%
Synaptics Inc 4% 6/15/2029 (d)(m)	1,210,000	1,113,337
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (d)(f)(g)(k)	2,480,000	2,387,000
		3,500,337
Software - 2.1%
Cloud Software Group Inc 8.25% 6/30/2032 (d)	5,585,000	5,818,935
Cloud Software Group Inc 9% 9/30/2029 (d)	6,530,000	6,610,920
Elastic NV 4.125% 7/15/2029 (d)	1,275,000	1,192,248
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	2,730,000	2,778,314
Gen Digital Inc 5% 4/15/2025 (d)	6,075,000	6,058,438
NCR Voyix Corp 5.125% 4/15/2029 (d)(m)	517,000	496,516
SS&C Technologies Inc 6.5% 6/1/2032 (d)	4,900,000	5,013,630
UKG Inc 6.875% 2/1/2031 (d)(m)	1,630,000	1,675,161
		29,644,162
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 8.25% 12/15/2029	1,545,000	1,657,555
Seagate HDD Cayman 8.5% 7/15/2031	1,410,000	1,520,362
		3,177,917
TOTAL INFORMATION TECHNOLOGY		55,761,812

Materials - 4.2%
Chemicals - 2.3%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	2,445,000	2,397,938
Chemours Co/The 4.625% 11/15/2029 (d)(m)	3,085,000	2,754,125
Chemours Co/The 5.375% 5/15/2027	1,415,000	1,390,865
Chemours Co/The 8% 1/15/2033 (d)	1,415,000	1,422,889
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)	3,010,000	2,930,242
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(f)	6,835,775	5,759,140
LSB Industries Inc 6.25% 10/15/2028 (d)	270,000	262,396
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)	1,560,000	1,584,144
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	1,805,000	1,918,816
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	2,630,000	2,508,626
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	1,755,000	1,708,503
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,495,000	1,334,738
Tronox Inc 4.625% 3/15/2029 (d)(m)	2,210,000	2,035,804
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	3,255,000	3,198,884
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	2,375,000	2,220,949
		33,428,059
Containers & Packaging - 1.0%
Berry Global Inc 4.5% 2/15/2026 (d)(m)	2,134,000	2,119,791
Berry Global Inc 4.875% 7/15/2026 (d)	631,000	628,109
Berry Global Inc 5.625% 7/15/2027 (d)	1,110,000	1,108,544
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,070,000	1,075,369
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	6,430,000	6,452,925
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	1,430,000	1,413,450
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	1,185,000	1,089,485
		13,887,673
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (d)	2,670,000	2,526,779
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	555,000	580,666
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	910,000	957,462
ATI Inc 4.875% 10/1/2029 (m)	1,205,000	1,155,553
ATI Inc 5.125% 10/1/2031	845,000	802,132
ATI Inc 5.875% 12/1/2027 (m)	2,480,000	2,466,000
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(m)	3,410,000	3,427,330
Commercial Metals Co 3.875% 2/15/2031	1,125,000	1,014,793
		12,930,715
TOTAL MATERIALS		60,246,447

Real Estate - 2.3%
Diversified REITs - 1.3%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	4,860,000	4,189,705
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	4,250,000	4,515,174
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)	2,035,000	1,902,550
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	3,300,000	2,894,109
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (d)	5,180,000	5,154,696
		18,656,234
Health Care REITs - 0.0%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	700,000	456,834
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)	925,000	947,026
Real Estate Management & Development - 0.9%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	2,705,000	2,185,975
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	2,985,000	2,593,226
Kennedy-Wilson Inc 4.75% 3/1/2029 (m)	2,190,000	2,025,928
Kennedy-Wilson Inc 5% 3/1/2031	2,190,000	1,968,883
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	2,945,000	2,962,264
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (d)	1,185,000	1,131,610
		12,867,886
TOTAL REAL ESTATE		32,927,980

Utilities - 3.5%
Electric Utilities - 3.4%
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	2,940,000	2,853,227
DPL Inc 4.35% 4/15/2029 (m)	9,480,000	8,918,111
NRG Energy Inc 3.875% 2/15/2032 (d)(m)	132,000	117,614
NRG Energy Inc 6% 2/1/2033 (d)	2,795,000	2,779,419
NRG Energy Inc 6.25% 11/1/2034 (d)	2,795,000	2,794,680
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	274,279
Pacific Gas and Electric Co 3.95% 12/1/2047 (m)	2,495,000	1,927,230
Pacific Gas and Electric Co 4.55% 7/1/2030	4,110,000	4,019,633
Pacific Gas and Electric Co 4.95% 7/1/2050	14,750,000	13,217,761
PG&E Corp 5.25% 7/1/2030	9,430,000	9,265,190
PG&E Corp 7.375% 3/15/2055 (f)	1,257,000	1,299,049
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	2,000,000	2,000,028
		49,466,221
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (d)	1,650,000	1,671,687
TOTAL UTILITIES		51,137,908

TOTAL UNITED STATES		1,019,928,836
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)	2,360,000	2,349,239
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	1,600,000	1,713,540

TOTAL ZAMBIA		4,062,779
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,213,843,059)		1,172,329,857

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Financials - 0.8%
Banks - 0.5%
Bank of America Corp 6.1% (f)(o)	3,690,000	3,729,254
Citigroup Inc 6.75% (f)(o)	3,535,000	3,522,857
		7,252,111
Capital Markets - 0.3%
Charles Schwab Corp/The 5.375% (f)(o)	4,340,000	4,380,816
TOTAL PREFERRED SECURITIES (Cost $11,346,391)		11,632,927

Money Market Funds - 8.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.64	58,212,670	58,224,313
Fidelity Securities Lending Cash Central Fund (p)(q)	4.64	67,818,061	67,824,842
TOTAL MONEY MARKET FUNDS (Cost $126,049,155)			126,049,155

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $1,526,960,861)	1,502,237,224
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(55,579,992)
NET ASSETS - 100.0%	1,446,657,232

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,508,155 or 2.3% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $972,276,563 or 67.2% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Level 3 security
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,904,697 and $1,844,267, respectively.

(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/22 - 11/19/24	30,853,062

New Cotai LLC / New Cotai Capital Corp	9/11/20	6,590,796

Northeast Grocery Inc	11/08/21	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	79,924,290	90,222,380	111,922,357	1,069,754	-	-	58,224,313	0.1%
Fidelity Securities Lending Cash Central Fund	33,680,980	72,608,355	38,464,493	23,951	-	-	67,824,842	0.3%
Total	113,605,270	162,830,735	150,386,850	1,093,705	-	-	126,049,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	28,374,126	2,375,163	-	1,042,163	-	492,149	31,241,438
	28,374,126	2,375,163	-	1,042,163	-	492,149	31,241,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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